Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Shareholders' Equity [Abstract]
Fair Value Assumptions
	2015 Grant	2014 Grant
Valuation assumptions:
Dividend yield	0	0
Expected volatility	67%-68%	64%-71%
Risk-free interest rate	1.6%-2.16%	1.67%-2.3%
Expected life (years)	4.8	4.8-6.4
Vesting period (years)	4	4

Stock Option Activity
	Year Ended December 31,
	2015		2014		2013
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	833,799	3.34	735,519	2.99	1,195,085	3.15
Granted	464,335	2.99	296,000	3.53	75,000	1.73
Forfeited and cancelled	(122,952)	2.95	(108,724)	2.47	(174,915)	2.96
Exercised	(24,061)	1.40	(88,996)	2.14	(359,651)	3.26

Outstanding at year end	1,151,121	3.28	833,799	3.34	735,519	2.99

Vested at year end	461,192	3.48	423,291	3.56	368,016	3.42

Schedule of Options Outstanding
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2015	1,151,121	3.28	4.52	45.10

Vested and expected to vest at
December 31, 2015	1,095,927	3.28	4.52	41.00

Exercisable at December 31, 2015	461,192	3.48	5.36	38.10

Information about Share Options
			Weighted
			average
	Number of		remaining
	outstanding	Number	contractual
Exercise price US$	options	exercisable	life in years
0-2	122,187	94,893	6.8
3-5	1,018,934	356,299	5.6
6-7	10,000	10,000	0.6
	1,151,121	461,192

Information about Nonvested Options
		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2015	410,508	1.48
Granted	464,335	1.64
Vested	(78,462)	1.51
Forfeited	(106,452)	1.75

Balance at December 31, 2015	689,929	1.55